DEBT - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Components of long-term debt:
Total debt, net of deferred finance charges	$ (1,189,324)	$ (1,623,300)
Less: Current portion of long-term debt and short-term debt	344,778	703,170
Long-term debt	(844,546)	(920,130)
Repayments of long-term debt:
2023	(344,960)
2024	(104,356)
2025	(277,963)
2026	(93,833)
2027	(58,333)
2028 and thereafter	(330,834)
Total debt (gross)	(1,210,279)	(1,651,507)
Deferred finance charges	20,955	28,207
Total debt, net of deferred financing costs	(1,189,324)	$ (1,623,300)
VIE debt
Repayments of long-term debt:
2023	(337,666)
2024	(60,600)
2025	(60,600)
2026	(35,500)
2027	0
2028 and thereafter	0
Total debt (gross)	(494,366)
Deferred finance charges	256
Total debt, net of deferred financing costs	(494,110)
Golar debt
Repayments of long-term debt:
2023	(7,294)
2024	(43,756)
2025	(217,363)
2026	(58,333)
2027	(58,333)
2028 and thereafter	(330,834)
Total debt (gross)	(715,913)
Deferred finance charges	20,699
Total debt, net of deferred financing costs	$ (695,214)